AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2020
(unaudited)

Shares	Common Stocks (96.4%)	Market Value	(a)

	Communication Services (4.1%)

	Broadcast Services/Program (0.4%)
13,429	Nexstar Media Group, Inc.	$ 775,256

	Cable/Satellite TV (1.1%)
5,295	Charter Communications, Inc.+	2,310,261

	Cellular Telecom (1.1%)
27,383	T-Mobile US, Inc.+	2,297,434

	Radio (1.5%)
102,133	Liberty SiriusXM Group - C+	3,229,445

	Total Communication Services	8,612,396

	Consumer Discretionary (9.3%)

	Consumer Services (1.3%)
104,707	ServiceMaster Co. LLC+	2,827,089

	Distribution/Wholesale (1.1%)
107,820	LKQ Corp.+	2,211,388

	Food - Catering (0.7%)
74,874	Aramark Corp.	1,495,234

	Funeral Service & Related Items (1.6%)
88,423	Service Corp. International	3,458,224

	Racetracks (1.3%)
27,446	Churchill Downs, Inc.	2,825,566

	Recreational Centers (0.9%)
39,180	Planet Fitness, Inc.+	1,908,066

	Retail - Discount (0.4%)
4,851	Dollar General Corp.	732,550

	Retail - Floor Coverings (0.8%)
51,889	Floor & Décor Holdings, Inc.+	1,665,118

	Retail - Restaurants (1.2%)
7,712	Domino's Pizza, Inc.	2,499,228

	Total Consumer Discretionary	19,622,463

	Consumer Staples (3.8%)

	Brewery (1.2%)
18,118	Constellation Brands, Inc.	$ 2,597,396

	Food - Wholesale/Distributors (2.6%)
68,432	Grocery Outlet Holding Corp.+	2,349,955
70,506	Performance Food Group Co.+	1,742,908
81,760	US Foods Holding Corp.+	1,447,970
		5,540,833

	Total Consumer Staples	8,138,229

	Financials (10.3%)

	Finance - Auto Loans (0.4%)
63,403	Ally Financial, Inc.	914,905

	Finance - Investment Banker/Broker (1.0%)
38,736	LPL Financial Holdings, Inc.	2,108,400

	Finance - Other Services (1.6%)
36,470	Nasdaq, Inc.	3,462,827

	Insurance Brokers (2.6%)
30,987	Arthur J Gallagher & Co.	2,525,750
83,457	Brown & Brown, Inc.	3,022,813
		5,548,563

	Real Estate Management/Service (0.6%)
32,255	CBRE Group, Inc.+	1,216,336

	REITS - Diversified (2.9%)
19,957	Crown Castle International Corp.	2,881,791
5,298	Equinix, Inc.	3,308,972
		6,190,763

	REITS - Warehouse/Industrial (1.2%)
71,633	Americold Realty Trust	2,438,387

	Total Financials	21,880,181

	Healthcare (17.1%)

	Diagnostic Equipment (1.3%)
217,831	Avantor, Inc.+	2,720,709

	Medical Equipment (1.9%)
13,372	Teleflex, Inc.	3,916,124

	Medical Information Systems (1.1%)
240,872	Change Healthcare Holdings LLC+	2,406,311

	Medical Laboratories & Testing Services (3.5%)
64,576	Catalent, Inc.+	3,354,723
37,933	IQVIA Holdings, Inc.+	4,091,453
		7,446,176

	Medical Products (2.7%)
35,815	Hill-Rom Holdings, Inc.	$ 3,602,989
21,683	Zimmer Biomet Holdings, Inc.	2,191,718
		5,794,707

	Medical - Biomedical/Gene (2.0%)
12,209	Bio-Rad Laboratories, Inc.+	4,279,987

	Medical - Drugs (1.6%)
71,431	Bausch Health Companies, Inc.+	1,107,181
26,775	PRA Health Sciences, Inc.+	2,223,396
		3,330,577

	Medical - HMO (0.5%)
19,140	Centene Corp.+	1,137,107

	Medical - Hospitals (1.0%)
22,263	HCA Healthcare, Inc.	2,000,331

	Veterinary Diagnostics (1.5%)
141,859	Elanco Animal Health, Inc.+	3,176,223

	Total Healthcare	36,208,252

	Industrials (18.2%)

	Advanced Materials/Products (0.5%)
27,457	Hexcel Corp.	1,021,126

	Aerospace/Defense - Equipment (2.9%)
23,041	L3 Harris Technologies, Inc.	4,150,145
6,895	Teledyne Technologies, Inc.+	2,049,677
		6,199,822

	Building Products - Wood (0.8%)
51,278	Masco Corp.	1,772,680

	Commercial Services - Finance (4.1%)
71,251	IHS Markit Ltd.	4,275,060
66,140	TransUnion	4,377,145
		8,652,205

	Consulting Services (1.0%)
15,390	Verisk Analytics, Inc.	2,145,058

	Distribution/Wholesale (0.9%)
65,535	HD Supply Holdings, Inc.+	1,863,160

	Electric Products - Miscellaneous (0.8%)
23,497	AMETEK, Inc.	1,692,254

	Electronic Measurement Instruments (1.0%)
36,967	Fortive Corp.	2,040,209

	Engineering - Research & Development Services (0.6%)
44,292	AECOM+	1,322,116

	Machinery - General Industry (1.5%)
10,480	Roper Technologies, Inc.	$ 3,267,769

	Machinery - Pumps (1.7%)
54,588	Xylem, Inc.	3,555,316

	Transport - Truck (0.4%)
16,193	XPO Logistics, Inc.+	789,409

	Waste Management (1.6%)
45,000	Republic Services, Inc.	3,377,700

	Water Treatment Systems (0.4%)
69,583	Evoqua Water Technologies Corp.+	780,025

	Total Industrials	38,478,849

	Information Technology (23.6%)

	Applications Software (3.3%)
64,684	CDK Global, Inc.	2,124,869
110,168	SS&C Technologies Holdings, Inc.	4,827,562
		6,952,431

	Commercial Services - Finance (2.7%)
10,959	FleetCor Technologies, Inc.+	2,044,292
25,162	Global Payments, Inc.	3,629,115
		5,673,407

	Computer Hardware & Storage (1.6%)
86,918	Dell Technologies, Inc.+	3,437,607

	Computer Services (1.2%)
12,227	CACI International, Inc.+	2,581,731

	Data Processing/Management (4.6%)
19,510	Broadridge Financial Solutions, Inc.	1,850,133
34,608	Fidelity National Information Services, Inc.	4,209,717
38,675	Fiserv, Inc.+	3,673,738
		9,733,588

	Electronic Components - Semiconductors (2.4%)
103,981	Marvell Technology Group Ltd.	2,353,090
75,537	ON Semiconductor Corp.+	939,680
20,822	Qorvo, Inc.+	1,678,878
		4,971,648

	Electronic Measurement Instruments (2.2%)
53,827	FLIR Systems, Inc.	1,716,543
34,606	Keysight Technologies, Inc.+	2,895,830
		4,612,373

	Enterprise Software/Services (0.6%)
55,792	ACI Worldwide, Inc.+	1,347,377

	Office Automation & Equipment (2.4%)
22,265	CDW Corp.		$ 2,076,657
15,846	Zebra Technologies Corp.+		2,909,326
			4,985,983

	Semiconductor Equipment (1.1%)
53,211	Entegris, Inc.		2,382,256

	Wireless Equipment (1.5%)
23,675	Motorola Solutions, Inc.		3,146,881

	Total Information Technology		49,825,282

	Materials (9.0%)

	Commercial Services (1.0%)
14,101	Ecolab, Inc.		2,197,359

	Containers - Metal/Glass (2.3%)
75,874	Ball Corp.		4,906,013

	Containers - Paper/Plastic (5.7%)
68,752	Berry Global Group, Inc.+		2,317,630
59,689	Crown Americas LLC+		3,464,350
305,489	Graphic Packaging International, Inc.		3,726,966
89,488	Westrock Co.		2,528,931
			12,037,877

	Total Materials		19,141,249

	Utilities (1.0%)

	Water (1.0%)
17,516	American Water Works Co., Inc.		2,094,213

	Total Common Stocks (cost $194,862,328)		204,001,114

	Short-Term Investment (4.0%)

8,471,705	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.22%* (cost $8,471,705)		8,471,705

	Total Investments (cost $203,334,033 - note b)	100.4%	212,472,819
	Other assets less liabilities	(0.4)	(926,480)
	Net Assets	100.0%	$ 211,546,339

	+ Non-income producing security.

	* The rate is an annualized seven-day yield at period end.

Portfolio Distribution
Advanced Materials/Products	0.5%
Aerospace/Defense - Equipment	3.0
Applications Software	3.4
Brewery	1.3
Broadcast Services/Program	0.4
Building Products - Wood	0.9
Cable/Satellite TV	1.1
Cellular Telecom	1.1
Commercial Services	1.1
Commercial Services - Finance	7.0
Computer Hardware & Storage	1.7
Computer Services	1.3
Consulting Services	1.1
Consumer Services	1.4
Containers - Metal/Glass	2.4
Containers - Paper/Plastic	5.9
Data Processing/Management	4.8
Diagnostic Equipment	1.3
Distribution/Wholesale	2.0
Electronic Components - Semiconductors	2.4
Electric Products - Miscellaneous	0.8
Electronic Measurement Instruments	3.3
Engineering - Research & Development Services	0.6
Enterprise Software/Services	0.7
Finance - Auto Loans	0.5
Finance - Investment Banker/Broker	1.0
Finance - Other Services	1.7
Food - Catering	0.7
Food - Wholesale/Distributors	2.7
Funeral Service & Related Items	1.7
Insurance Brokers	2.7
Machinery - General Industry	1.6
Machinery - Pumps	1.7
Medical - Biomedical/Gene	2.1
Medical - Drugs	1.6
Medical - HMO	0.6
Medical - Hospitals	1.0
Medical Equipment	1.9
Medical Information Systems	1.2
Medical Laboratories & Testing Services	3.7
Medical Products	2.8
Office Automation & Equipment	2.4
Racetracks	1.4
Radio	1.6
Real Estate Management/Service	0.6
Recreational Centers	0.9
REITS - Diversified	3.0
REITS - Warehouse/Industrial	1.2
Retail - Discount	0.4
Retail - Floor Coverings	0.8
Retail - Restaurants	1.2
Semiconductor Equipment	1.2
Transport - Truck	0.4
Veterinary Diagnostics	1.6
Waste Management	1.7
Water	1.0
Water Treatment Systems	0.4
Wireless Equipment	1.5
100%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At March 31, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $204,111,770 amounted to $8,361,049, which consisted of aggregate gross unrealized appreciation of $32,530,771 and aggregate gross unrealized depreciation of $24,169,722.

(c)

Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$212,472,819
Level 2 – Other Significant Observable Inputs:	–
Level 3 – Significant Unobservable Inputs	–
Total	$212,472,819
+ See schedule of investments for a detailed listing of securities.